Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) (PREMA LIFE PTY. LTD) (10-K) - PREMA LIFE PTY. LTD. [Member] - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Other payables and accrued liabilities		$ 264,700	$ 559,423
Deposits		7,166	887
Provision		51,621	32,011
Other payables and accrued liabilities	$ 166,180	$ 323,487	$ 592,321